Goodwill and Other Intangibles - Goodwill (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Goodwill [Line Items]
Goodwill, impairment loss	$ 0
Goodwill [Roll Forward]
Goodwill, beginning balance	38,106,000,000	$ 38,106,000,000	$ 28,142,000,000
Acquisitions		126,000,000	10,006,000,000
Foreign currency translation adjustments		17,000,000	(40,000,000)
Other		0	(2,000,000)
Goodwill, ending balance		38,249,000,000	38,106,000,000
Pharmacy Services Segment
Goodwill [Roll Forward]
Goodwill, beginning balance	21,685,000,000	21,685,000,000	21,234,000,000
Acquisitions		0	452,000,000
Foreign currency translation adjustments		0	0
Other		(48,000,000)	(1,000,000)
Goodwill, ending balance		21,637,000,000	21,685,000,000
Retail/LTC Segment
Goodwill [Roll Forward]
Goodwill, beginning balance	$ 16,421,000,000	16,421,000,000	6,908,000,000
Acquisitions		126,000,000	9,554,000,000
Foreign currency translation adjustments		17,000,000	(40,000,000)
Other		48,000,000	(1,000,000)
Goodwill, ending balance		$ 16,612,000,000	$ 16,421,000,000